UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2022

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Cboe Vest VI Funds”)

ANNUAL REPORT

The Cboe Vest Family of Funds

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

For the period ended December 31, 2022*

*Commencement of operations August 26, 2022

ANNUAL REPORT

The Cboe Vest Family of Funds

Dear Shareholder:

We are pleased to present the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (“Funds”) Annual Report to Shareholders for the fiscal year ending December 31, 2022. Below is this year’s performance for our Funds:

For the period from August 25, 2022 (fund inception) through December 31, 2022, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest U.S. Large Cap 10% Buffer Strategies VI Fund returned -3.20%, compared to -3.55% for the CBOE S&P 500® Buffer Protect Balanced Series Index (SPRO)1. The Total Annualized Fund Operating Expenses Gross and Net of waivers and expense reimbursements for this fund were 1.38% and 1.05%, respectively.

For the period from August 25, 2022 (fund inception) through December 31, 2022, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest U.S. Large Cap 20% Buffer Strategies VI Fund returned 0.05%, compared to -0.36% for the MerQube US 20% Buffer Laddered Index (MQUSLBLR).2 The Total Annualized Fund Operating Expenses Gross and Net of waivers and expense reimbursements for this fund were 1.38% and 1.05%, respectively.

For the period from August 25, 2022 through December 31, 2022, the variances between the Funds’ performances and their benchmark indices’ performances are attributed as follows:

Cboe Vest VI Funds - Performance Information for Institutional Classes
Fiscal Year 2022 (from 8/25/22 inception to 12/31/22)

					YTD Sources of Variance
Fund Name	Benchmark	Since Inception (8/25/22 - 12/31/22) Fund NAV Performance (Total Return)	Since Inception (8/25/22 - 12/31/22) Benchmark Performance (Total Return)	Since Inception (8/25/22 - 12/31/22) Variance (Total Return)	Since Inception (8/25/22 - 12/31/22) Expense Accrual	Since Inception (8/25/22 - 12/31/22) Commission Cost	Since Inception (8/25/22 - 12/31/22) Other Sources***
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	spro*	-3.20%	-3.55%	0.35%	-0.37%	-0.03%	0.75%
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund	MQUSLBLR**	0.05%	-0.36%	0.41%	-0.37%	-0.03%	0.81%

*SPRO: Cboe S&P 500 Buffer Protect Index Balanced Series Index

**MQUSLBLR: MerQube US 20% Buffer Laddered Index

***Other sources of variance are primarily due to the effects of non-commission trading costs, basket optimization, imperfect exposure, and differences in valuation methodology between the fund and the index. Basket optimization refers to the fact that the fun may hold different securities than those held in the Benchmark Index. Imperfect exposure refers to the fact that the fund may be overexposed (i.e., hold a larger position than necessary) or underexposed (i.e., hold a smaller position than necessary) due to fact that the fund may increase/decrease exposures the day after purchases/redemptions of fund shares are made.

1The balanced series is a composite of the 12 monthly series, where each monthly series is allocated on an equal weight basis at each monthly roll date.

2MerQube US 20% Buffer Laddered Index tracks the performance of a basket of twelve U.S. Equity Buffer indices, each tracking the return of the SPY ETF, up to a predetermined cap, while buffering against the first 20% of losses over each outcome period. Each of the twelve indices reset annually at the end of each outcome period, with each resetting at a different month. The index is equal weighted, rebalanced semi-annually.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedDecember 31, 2022

Stock Market Performance

For the period from the two Funds’ inception dates (August 25, 2022) through December 31, 2022, the S&P 500® Index3 returned -8.0%. Three of the eleven sectors within the S&P 500® Index were up during the period. The top three sectors were Energy, Health Care, and Industrials, returning 7.0%, 4.7%, and 0.2%, respectively. The bottom three sectors were Consumer Discretionary, Communication Services, and Information Technology, returning -22.7%, -18.0%, and -14.7%, respectively. Across the market capitalization spectrum, large cap stocks, as measured by the S&P 500® Index, underperformed mid- cap stocks, but overperformed small-cap stocks. For the period from August 25, 2022 through December 31, 2022, the S&P 400® Midcap Index4 returned -5.1%, while the Russell 2000® Small-Cap Index5 returned -9.8%.

For the period from August 25, 2022 through December 31, 2022, the S&P 500® Index produced a dividend yield of 1.6%, which trailed the average 10-Year US Treasury note yield of 3.7% by 2.1%. During the same period, the 10-Year Treasury yield rose from 3.0% at the beginning of the period to 3.9% at the end.

The Cboe Vest U.S. Large Cap 10% Buffer Strategies VI Fund

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund outperformed the S&P 500® Index by 4.80% for the period. At any given time, the Fund holds twelve laddered one-year 10% Buffer Strategies, with one commencing every month and resetting twelve months hence. A “laddered” portfolio refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to as a “tranche”), and each tranche being invested in options that have expiration dates which occur on a monthly rolling basis. Each 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses, and taxes) that match the price return of the SPY ETF, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses, and taxes) of SPY ETF losses, over a defined one-year period.

Over each full fiscal year, Cboe Vest US Large Cap 10% Buffer Strategies VI Fund’s performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches are initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches are initiated during the current fiscal year and are still open as of this fiscal year end.

For the four tranches (September, October, November, and December) that closed during the current fiscal year (ending December 31, 2022), the S&P 500® Index was already down by an average of 8.7% when the fund launched (i.e., from tranche inception through 8/25/22.) This ranged from -6% to -11% across these four tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 8/25/22 to tranche close), on average the S&P 500® was down 8.8%. This ranged from -6% to -12% across these four tranches. Of these four tranches, none closed out at their caps, none closed out in the upside participation zone (i.e., where the S&P 500® returned between 0% and the cap), none closed out in the buffer zone (i.e., where the S&P 500® returned between -10% and 0%), and four closed out below the buffer zone (i.e., where the S&P 500® returned less than -10%.)

3The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

4The S&P 400® Midcap Index tracks the performance of companies considered to be in the mid-range of market capitalization of $3.6 billion and $13.1 billion

5The Russell 2000® Small-Cap Index tracks the performance of 2,000 small-capitalization companies and often serves as a measure of the underlying health of the US economy.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedDecember 31, 2022

For the other twelve tranches, those opened during the current fiscal year, on average the S&P 500® was down 5.7% from the tranche opening date through the end of this fiscal year (December 31, 2022.) This ranged from -15% to +4% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of December 31, 2022, none of these tranches are currently at their caps, three are currently in the upside participation zone, four are currently in the buffer zone, and five are below the buffer zone.

The Cboe Vest U.S. Large Cap 20% Buffer Strategies VI Fund

The Cboe Vest U.S. Large Cap 20% Buffer Strategies VI Fund outperformed the S&P 500® Index by 8.05% for the period. At any given time, the Fund holds twelve laddered one-year 20% Buffer Strategies, with one commencing every month and resetting twelve months hence. A “laddered” portfolio refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to as a “tranche”), and each tranche being invested in options that have expiration dates which occur on a monthly rolling basis. Each 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses, and taxes) that match the price return of the SPY ETF, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses, and taxes) of SPY ETF losses, over a defined one-year period.

Over each full fiscal year, Cboe Vest US Large Cap 20% Buffer Strategies VI Fund’s performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches are initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches are initiated during the current fiscal year and are still open as of this fiscal year end.

For the four tranches (September, October, November, and December) that closed during the current fiscal year (ending December 31, 2022), the S&P 500® was already down by an average of 8.7% when the fund launched (i.e., from tranche inception through 8/25/22.) This ranged from -6% to -11% across these four tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 8/25/22 to tranche close), on average the S&P 500® was down 8.8%. This ranged from -6% to -12% across these four tranches. Of these four tranches, none closed out at their caps, none closed out in the upside participation zone (i.e., where the S&P 500® returned between 0% and the cap), none closed out in the buffer zone (i.e., where the S&P 500 returned between -20% and 0%), and four closed out below the buffer zone (i.e., where the S&P 500® returned less than -20%.)

For the other twelve tranches, those opened during the current fiscal year, on average the S&P 500® was down 5.7% from the tranche opening date through the end of this fiscal year (December 31, 2022.) This ranged from -15% to +4% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of December 31, 2022, none of these tranches are currently at their caps, three are currently in the upside participation zone, nine are currently in the buffer zone, and none are below the buffer zone.

We believe the funds are relatively conservative investments relative to the S&P 500 Index, as they seek to provide a level of protection against declines in the S&P 500 Index, while at the same time seeking to capture a level of upside potential, to a cap, should the S&P 500 Index increase.

Howard S. Rubin, CFA
Head of Portfolio Management
Cboe Vest Financial LLC

ANNUAL REPORT

The Cboe Vest Family of Funds
Important Disclosure Statement

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and The Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Funds”) prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 855-979-6060. Please read the prospectus carefully before you invest. Foreside Fund Services LLC is the distributor and Cboe VestSM Financial LLC (the “Adviser”) is the investment adviser.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2022 and are subject to change at any time. For most recent information, please call 855-979-6060.

The Adviser waived or reimbursed part of the Funds’ total expenses. Had the Adviser not waived or reimbursed expenses of the Funds’, the Funds’ performance would have been lower.

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Portfolio Composition as of December 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	2.79%
Purchased Options:
Call Options	89.60%
Put Options	8.97%
Total Investments	101.36%
Options Written:
Call Options	(0.22%	)
Put Options	(3.83%	)
	(4.05%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of InvestmentsDecember 31, 2022

		Shares	Value
2.79%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.14%(A)	15,433	$15,433
(Cost: $15,433)

98.57%	PURCHASED OPTIONS(B)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
89.60%		CALL OPTIONS
		S&P 500 MINI INDEX	1	$38,395	$0.01	01/18/23	$38,360
		S&P 500 MINI INDEX	1	38,395	0.01	02/15/23	38,314
		S&P 500 MINI INDEX	1	38,395	0.01	03/15/23	38,255
		S&P 500 MINI INDEX	1	38,395	0.01	04/19/23	38,217
		S&P 500 MINI INDEX	2	76,790	0.01	05/17/23	76,337
		S&P 500 MINI INDEX	1	38,395	0.01	06/21/23	38,114
		S&P 500 MINI INDEX	1	38,395	0.01	07/19/23	38,080
		S&P 500 MINI INDEX	1	38,395	0.01	08/16/23	38,030
		S&P 500 MINI INDEX	1	38,395	0.01	09/20/23	37,975
		S&P 500 MINI INDEX	1	38,395	0.01	10/18/23	37,946
		S&P 500 MINI INDEX	1	38,395	0.01	11/15/23	37,902
		S&P 500 MINI INDEX	1	38,395	0.01	12/20/23	37,848
		TOTAL CALL OPTIONS PURCHASED					495,378
		(Cost: $514,955)

8.97%		PUT OPTIONS
		S&P 500 MINI INDEX	1	38,395	447.49	02/15/23	6,238
		S&P 500 MINI INDEX	1	38,395	435.79	03/15/23	5,101
		S&P 500 MINI INDEX	1	38,395	445.95	04/19/23	5,987
		S&P 500 MINI INDEX	1	38,395	453.28	01/18/23	6,902
		S&P 500 MINI INDEX	2	76,790	392.37	05/17/23	4,702
		S&P 500 MINI INDEX	1	38,395	395.99	07/19/23	2,844
		S&P 500 MINI INDEX	1	38,395	378.99	09/20/23	2,459
		S&P 500 MINI INDEX	1	38,395	369.52	10/18/23	2,265
		S&P 500 MINI INDEX	1	38,395	395.88	11/15/23	3,329
		S&P 500 MINI INDEX	1	38,395	387.84	12/20/23	3,114
		S&P 500 MINI INDEX	1	38,395	427.40	08/16/23	4,619
		S&P 500 MINI INDEX	1	38,395	379.01	06/21/23	2,025
		TOTAL PUT OPTIONS PURCHASED					49,585
		(Cost: $43,309)

98.57%		TOTAL PURCHASED OPTIONS					544,963
		(Cost: $558,264)

101.36%		TOTAL INVESTMENTS					560,396
		(Cost: $573,697)
(1.36%	)	Liabilities in excess of other assets					(7,497)
100.00%		NET ASSETS					$552,899

(A)Effective 7 day yield as of December 31, 2022.

(B)All or a portion of the purchased opitons are held as collateral for the options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of Options WrittenDecember 31, 2022

(4.05%)	OPTIONS WRITTEN

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.22%)	CALL OPTIONS
S&P 500 MINI INDEX	1	$(38,395)	$509.18	03/15/23	$—	(A)
S&P 500 MINI INDEX	1	(38,395)	514.45	02/15/23	—
S&P 500 MINI INDEX	1	(38,395)	524.21	04/19/23	—	(A)
S&P 500 MINI INDEX	1	(38,395)	514.56	01/18/23	—
S&P 500 MINI INDEX	1	(38,395)	487.46	07/19/23	(45)
S&P 500 MINI INDEX	1	(38,395)	477.28	09/20/23	(189)
S&P 500 MINI INDEX	1	(38,395)	498.10	11/15/23	(173)
S&P 500 MINI INDEX	1	(38,395)	481.06	12/20/23	(399)
S&P 500 MINI INDEX	1	(38,395)	516.94	08/16/23	(21)
S&P 500 MINI INDEX	1	(38,395)	475.36	10/18/23	(284)
S&P 500 MINI INDEX	2	(76,790)	475.55	05/17/23	(43)
S&P 500 MINI INDEX	1	(38,395)	482.16	06/21/23	(40)
(0.22%)	TOTAL CALL OPTIONS WRITTEN	(1,194)
(Premiums received: ($5,004))

(3.83%)	PUT OPTIONS
S&P 500 MINI INDEX	1	(38,395)	402.75	02/15/23	(2,120)
S&P 500 MINI INDEX	1	(38,395)	392.21	03/15/23	(1,742)
S&P 500 MINI INDEX	1	(38,395)	401.36	04/19/23	(2,478)
S&P 500 MINI INDEX	1	(38,395)	407.95	01/18/23	(2,399)
S&P 500 MINI INDEX	1	(38,395)	356.39	07/19/23	(1,338)
S&P 500 MINI INDEX	1	(38,395)	341.09	09/20/23	(1,256)
S&P 500 MINI INDEX	1	(38,395)	332.57	10/18/23	(1,182)
S&P 500 MINI INDEX	1	(38,395)	356.29	11/15/23	(1,845)
S&P 500 MINI INDEX	1	(38,395)	349.06	12/20/23	(1,755)
S&P 500 MINI INDEX	1	(38,395)	384.66	08/16/23	(2,395)
S&P 500 MINI INDEX	1	(38,395)	341.10	06/21/23	(846)
S&P 500 MINI INDEX	2	(76,790)	353.13	05/17/23	(1,819)
(3.83%)	TOTAL PUT OPTIONS WRITTEN	(21,175)
(Premiums received: ($23,443))

(4.05%)	TOTAL OPTIONS WRITTEN	$(22,369)
(Premiums received: ($28,447))

(A)Less than $0.50.

See Notes to Financial Statements

ANNUAL REPORT

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Purchased Options	$544,963	$ —	$544,963	$(22,369)	$ —	$522,594

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	$(22,369)	$ —	$(22,369)	$22,369	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of Options Written - continuedas of December 31, 2022

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Portfolio Composition as of December 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	1.18%
Purchased Options:
Call Options	86.17%
Put Options	8.90%
Total Investments	96.25%
Options Written:
Call Options	(0.87%	)
Put Options	(1.33%	)
	(2.20%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of InvestmentsDecember 31, 2022

		Shares	Value
1.18%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional class 4.14%(A)	6,270	$6,270
(Cost: $6,270)

95.07%	PURCHASED OPTIONS(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
86.17%	CALL OPTIONS
	S&P 500 MINI INDEX	1	$38,395	$0.02	01/18/23	$38,359
	S&P 500 MINI INDEX	1	38,395	0.02	02/15/23	38,313
	S&P 500 MINI INDEX	1	38,395	0.02	03/15/23	38,254
	S&P 500 MINI INDEX	1	38,395	0.02	04/19/23	38,216
	S&P 500 MINI INDEX	1	38,395	0.02	05/17/23	38,168
	S&P 500 MINI INDEX	1	38,395	0.02	06/21/23	38,113
	S&P 500 MINI INDEX	1	38,395	0.02	07/19/23	38,079
	S&P 500 MINI INDEX	1	38,395	0.02	08/16/23	38,029
	S&P 500 MINI INDEX	1	38,395	0.02	09/20/23	37,974
	S&P 500 MINI INDEX	1	38,395	0.02	10/18/23	37,945
	S&P 500 MINI INDEX	1	38,395	0.02	11/15/23	37,901
	S&P 500 MINI INDEX	1	38,395	0.02	12/20/23	37,847
	TOTAL CALL OPTIONS PURCHASED					457,198
	(Cost: $476,122)

8.90%	PUT OPTIONS
	S&P 500 MINI INDEX	1	38,395	447.51	02/15/23	6,240
	S&P 500 MINI INDEX	1	38,395	435.80	03/15/23	5,102
	S&P 500 MINI INDEX	1	38,395	392.38	05/17/23	2,351
	S&P 500 MINI INDEX	1	38,395	379.01	06/21/23	2,025
	S&P 500 MINI INDEX	1	38,395	395.98	07/19/23	2,843
	S&P 500 MINI INDEX	1	38,395	378.98	09/20/23	2,458
	S&P 500 MINI INDEX	1	38,395	369.51	10/18/23	2,265
	S&P 500 MINI INDEX	1	38,395	395.87	11/15/23	3,328
	S&P 500 MINI INDEX	1	38,395	387.83	12/20/23	3,114
	S&P 500 MINI INDEX	1	38,395	427.39	08/16/23	4,618
	S&P 500 MINI INDEX	1	38,395	453.29	01/18/23	6,904
	S&P 500 MINI INDEX	1	38,395	445.96	04/19/23	5,988
	TOTAL PUT OPTIONS PURCHASED					47,236
	(Cost: $41,029)

95.07%	TOTAL PURCHASED OPTIONS					504,434
	(Cost: $517,151)

96.25%	TOTAL INVESTMENTS					510,704
	(Cost: $523,421)
3.75%	Other assets, net of liabilities					19,878
100.00%	NET ASSETS					$530,582

(A)Effective 7 day yield as of December 31, 2022.

(B)All or a portion of the purchased options are held as collateral for the options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of Options WrittenDecember 31, 2022

(2.20%)	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.87%)	CALL OPTIONS
	S&P 500 MINI INDEX	1	$(38,395)	$478.80	03/15/23	$(2)
	S&P 500 MINI INDEX	1	(38,395)	453.36	07/19/23	(271)
	S&P 500 MINI INDEX	1	(38,395)	438.68	09/20/23	(871)
	S&P 500 MINI INDEX	1	(38,395)	461.18	11/15/23	(598)
	S&P 500 MINI INDEX	1	(38,395)	446.79	12/20/23	(1,128)
	S&P 500 MINI INDEX	1	(38,395)	484.79	08/16/23	(84)
	S&P 500 MINI INDEX	1	(38,395)	484.78	02/15/23	—
	S&P 500 MINI INDEX	1	(38,395)	491.79	04/19/23	(4)
	S&P 500 MINI INDEX	1	(38,395)	442.67	05/17/23	(179)
	S&P 500 MINI INDEX	1	(38,395)	435.96	06/21/23	(448)
	S&P 500 MINI INDEX	1	(38,395)	438.57	10/18/23	(1,035)
	S&P 500 MINI INDEX	1	(38,395)	487.46	01/18/23	—
(0.87%)	TOTAL CALL OPTIONS WRITTEN					(4,620)
	(Premiums received: ($12,382))

(1.33%)	PUT OPTIONS
	S&P 500 MINI INDEX	1	(38,395)	362.63	01/18/23	(78)
	S&P 500 MINI INDEX	1	(38,395)	348.64	03/15/23	(378)
	S&P 500 MINI INDEX	1	(38,395)	313.91	05/17/23	(304)
	S&P 500 MINI INDEX	1	(38,395)	303.21	06/21/23	(328)
	S&P 500 MINI INDEX	1	(38,395)	319.78	07/19/23	(572)
	S&P 500 MINI INDEX	1	(38,395)	303.18	09/20/23	(614)
	S&P 500 MINI INDEX	1	(38,395)	295.61	10/18/23	(607)
	S&P 500 MINI INDEX	1	(38,395)	316.70	11/15/23	(973)
	S&P 500 MINI INDEX	1	(38,395)	310.27	12/20/23	(954)
	S&P 500 MINI INDEX	1	(38,395)	341.91	08/16/23	(1,134)
	S&P 500 MINI INDEX	1	(38,395)	358.01	02/15/23	(306)
	S&P 500 MINI INDEX	1	(38,395)	356.77	04/19/23	(799)
(1.33%)	TOTAL PUT OPTIONS WRITTEN					(7,047)
	(Premiums received: ($12,248))

(2.20%)	TOTAL OPTIONS WRITTEN					$(11,667)
	(Premiums received: ($24,630))

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of Options Written - continuedas of December 31, 2022

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Purchased Options	$504,434	$ —	$504,434	$(11.667)	$ —	$492,767

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	$(11,667)	$ —	$(11,667)	$11,667	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

ANNUAL REPORT

The Cboe Vest Family of Funds
Statements of Assets and LiabilitiesDecember 31, 2022

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
ASSETS
Investments at fair value(1) (Note 1)	$560,396	$510,704
Cash deposits with brokers	6,164	24,237
Interest receivable	17	12
Receivable for capital stock sold	1,463	521
Receivable from investment manager	9,343	8,970
Prepaid expenses	20	—
TOTAL ASSETS	577,403	544,444

LIABILITIES
Options written, at fair value (2) (Note 1)	22,369	11,667
Accrued 12b-1 fees	44	45
Accrued administration, fund accounting, and transfer agent fees	118	68
Other accrued expenses	1,973	2,082
TOTAL LIABILITIES	24,504	13,862
NET ASSETS	$552,899	$530,582

Net Assets Consist of:
Paid-in-capital	$566,754	$529,269
Distributable earnings (accumulated deficit)	(13,855)	1,313
Net Assets	$552,899	$530,582

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class I	$50,041	$52,178
Class Y	502,858	478,404
Total	$552,899	$530,582
Shares Outstanding
Class I	2,582	2,610
Class Y	25,924	23,909
Total	28,506	26,519
Net Asset Value and Redemption Price Per Share
Class I	$19.38	$19.99
Class Y	19.40	20.01

(1)Identified cost of:	$573,697	$523,421
(2)Premiums received of:	$28,447	$24,630

See Notes to Financial Statements

ANNUAL REPORT

The Cboe Vest Family of Funds
Statements of OperationsFor the period August 26, 2022* through December 31, 2022

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
INVESTMENT INCOME
Interest	$133	$156
Total investment income	133	156

EXPENSES
Investment management fees (Note 2)	1,355	1,352
12b-1 fees (Note 2)
Class I	44	45
Recordkeeping and administrative services (Note 2)	106	97
Accounting fees (Note 2)	73	67
Custody fees	1,747	1,747
Transfer agent fees (Note 2)	71	36
Legal fees	3,727	3,271
Trustee fees	10	12
Compliance fees	16	39
Shareholder reports	4,382	4,382
Shareholder servicing
Class I	1	1
Class Y	6	33
Insurance	300	307
Other	300	369
Total expenses	12,138	11,758
Investment management fee waivers and reimbursed expenses (Note 2)	(10,650)	(10,272)
Net expenses	1,488	1,486

Net investment income (loss)	(1,355)	(1,330)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on options purchased	(217)	(51)
Net realized gain (loss) on options written	(6,415)	1,993
Net realized gain (loss) on options purchased and options written	(6,632)	1,942

Net change in unrealized appreciation (depreciation) on options purchased	(13,301)	(12,717)
Net change in unrealized appreciation (depreciation) on options written	6,078	12,963
Net change in unrealized appreciation (depreciation) on options purchased and options written	(7,223)	246

Net realized and unrealized gain (loss)	(13,855)	2,188

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(15,210)	$858

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

The Cboe Vest Family of Funds
Statements of Changes in Net AssetsFor the period August 26, 2022* through December 31, 2022

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(1,355)	$(1,330)
Net realized gain (loss) on investments, options purchased and written	(6,632)	1,942
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	(7,223)	246
Increase (decrease) in net assets from operations	(15,210)	858

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class I	51,698	52,136
Class Y	516,965	477,736
Shares redeemed
Class Y	(554)	(148)
Increase (decrease) in net assets from capital stock transactions	568,109	529,724

NET ASSETS
Increase (decrease) during period	552,899	530,582
Beginning of period	—	—
End of period	$552,899	$530,582

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout The Period

Class I	August 26, 2022(1) through December 31, 2022

Net asset value, beginning of period	$20.02
Investment activities
Net investment income (loss)(2)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.57)
Total from investment activities	(0.64)
Net asset value, end of period	$19.38
Total Return(3)	(3.20%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	8.54%
Expenses, net of waiver (Note 2)	1.05%
Net investment income (loss)	(0.98%)
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000’s)	$50

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout The Period

Class Y	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$20.02
Investment activities
Net investment income (loss)(2)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.57)
Total from investment activities	(0.62)
Net asset value, end of period	$19.40
Total Return(3)	(3.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	6.53%
Expenses, net of waiver (Note 2)	0.80%
Net investment income (loss)	(0.73%)
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000’s)	$503

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout The Period

Class I	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$19.98
Investment activities
Net investment income (loss)(2)	(0.07)
Net realized and unrealized gain (loss) on investments	0.08
Total from investment activities	0.01
Net asset value, end of period	$19.99
Total Return(3)	0.05%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	6.78%
Expenses, net of waiver (Note 2)	1.05%
Net investment income (loss)	(0.96%)
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000’s)	$52

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout The Period

Class Y	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$19.98
Investment activities
Net investment income (loss)(2)	(0.05)
Net realized and unrealized gain (loss) on investments	0.08
Total from investment activities	0.03
Net asset value, end of period	$20.01
Total Return(3)	0.15%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	6.50%
Expenses, net of waiver (Note 2)	0.80%
Net investment income (loss)	(0.71%)
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000’s)	$478

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsDecember 31, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (“10% Buffer”), the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (“20% Buffer”) (each a “Fund”, collectively the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s and 20% Buffer’s commencement of operations were August 26, 2022.

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you previously chose.

The investment objective of the 10% Buffer and 20% Buffer is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to Cboe VestSM Financial, LLC (the “Adviser”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$15,433	$—	$—	$15,433
Call Options Purchased	—	495,378	—	495,378
Put Options Purchased	—	49,585	—	49,585
	$15,433	$544,963	$—	$560,396

Liabilities
Call Options Written	$—	$(1,194)	$—	$(1,194)
Put Options Written	—	(21,175)	—	(21,175)
	$—	$(22,369)	$—	$(22,369)

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
20% Buffer
Assets
Money Market Fund	$6,270	$—	$—	$6,270
Call Options Purchased	—	457,198	—	457,198
Put Options Purchased	—	47,236	—	47,236
	$6,270	$504,434	$—	$510,704

Liabilities
Call Options Written	$—	$(4,620)	$—	$(4,620)
Put Options Written	—	(7,047)	—	(7,047)
	$—	$(11,667)	$—	$(11,667)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of December 31, 2022, $6,164 and $24,237 were the cash deposits with brokers for 10% Buffer and 20% Buffer, respectively. There were no due to broker amounts for the Funds as of December 31, 2022.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period ended December 31, 2022, such reclassifications were due to the write off of net operating losses and were as follows:

	10% Buffer	20% Buffer
Distributable earnings (accumulated deficits)	$1,355	$455
Paid-in capital	(1,355)	(455)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. The 10% Buffer and 20% Buffer currently offer Class I and Class Y Shares.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

that equity security prices will fluctuate affecting the value of the options. The Funds are subject to the requirements of Rule 18f-4 under the Investment Company Act of 1940 and have adopted policies and procedures to manage risks concerning their use of derivatives. The compliance date for Rule 18f-4 was August 19, 2022.

The following are the derivatives held by each fund on December 31, 2022:

Fund	Derivative	Fair Value Asset Derivatives
10% Buffer	Call options purchased	$495,378
	Put options purchased	49,585
		$544,963	*

20% Buffer	Call options purchased	$457,198
	Put options purchased	47,236
		$504,434	*

Fund	Derivative	Fair Value Liability Derivatives
10% Buffer	Call options written	$(1,194)
	Put options written	(21,175)
		$(22,369)**

20% Buffer	Call options written	$(4,620)
	Put options written	(7,047)
		$(11,667)**

*Statements of Assets and Liabilities location: Investments at fair value.

**Statements of Assets and Liabilities location: Options written at fair value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer and 20% Buffer for the period ended December 31, 2022 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Put options purchased	$11,843	$6,276
	Call options purchased	(12,060)	(19,577)
		$(217)	$(13,301)

	Put options written	$(6,415)	$2,268
	Call options written	—	3,810
		$(6,415)	$6,078

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
20% Buffer	Put options purchased	$10,417	$6,207
	Call options purchased	(10,468)	(18,924)
		$(51)	$(12,717)

	Put options written	$1,993	$5,201
	Call options written	—	7,762
		$1,993	$12,963

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The following indicates the average monthly volume for the period ended December 31, 2022 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Purchased Options	$961,995
	Written Options	(870,942)

20% Buffer	Purchased Options	935,596
	Written Options	(844,543)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

10% Buffer and 20% Buffer seek to achieve their investment objectives by investing a portion of their assets in an exchange traded fund (an “ETF”). The Funds may redeem their investments from an ETF at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. As of December 31, 2022, neither of the Funds respective net assets were invested in an ETF.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser provides investment advisory services to the Funds for an investment management fee equal to 0.75% of the daily net assets of each Fund.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the daily net assets of each class of 10% Buffer and 20% Buffer. The Adviser may not terminate this expense limitation agreement prior to April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the period ended December 31, 2022, the Adviser earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund	Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	$1,355	$1,355	$9,295
20% Buffer	1,352	1,352	8,920

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

The total amount of recoverable reimbursements as of December 31, 2022 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2025	Total
10% Buffer	$10,650	$10,650
20% Buffer	10,272	10,272

The Board has adopted a Distribution and Service Plan for the Funds’ Class I Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finance these distribution and service activities through payments made to its principal underwriter (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for the Class I Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Class I and Class Y Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the period ended December 31, 2022, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	I	Shareholder servicing	$1
10% Buffer	Y	Shareholder servicing	6
10% Buffer	I	12b-1	44
20% Buffer	I	Shareholder servicing	1
20% Buffer	Y	Shareholder servicing	33
20% Buffer	I	12b-1	45

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the period ended December 31, 2022, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$99	$67	$59
20% Buffer	89	32	53

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

During the period ended December 31, 2022, there were no purchases or sales of long term securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no distributions paid by the Funds during the period ended December 31, 2022.

As of December 31, 2022, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer
Accumulated net investment income (accumulated deficits)	$—	$—
Accumulated net realized gain (loss)	(13,855)	1,313
Net unrealized appreciation (depreciation)	—	—
	$(13,855)	$1,313

As of December 31, 2022, 10% Buffer had a capital loss carryforward of $13,855, of which $5,542 is considered short-term and $8,313 is considered long-term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$538,027	$—	$—	$—
20% Buffer	499,037	—	—	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the mark-to-market of unrealized gain (loss) on index options.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the period ended December 31, 2022 were:

10% Buffer
	Class I	Class Y
Shares sold	2,582	25,953
Shares reinvested	—	—
Shares redeemed	—	(29)
Net increase (decrease)	2,582	25,924

20% Buffer
	Class I	Class Y
Shares sold	2,610	23,916
Shares reinvested	—	—
Shares redeemed	—	(7)
Net increase (decrease)	2,610	23,909

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Funds are set forth below. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Funds.

Derivative Securities Risk. The Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Funds expect to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Funds to lose the premium paid for the options. The Funds could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2022

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

NOTE 7 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser. At December 31, 2022, the Adviser owned 99% of 10% Buffer’s and 99% of 20% Buffer’s outstanding shares, respectively.

NOTE 8 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund and
Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Funds”), each a series of World Funds Trust, as of December 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period August 26, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for the period August 26, 2022 (commencement of operations) through December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Cboe Vest Financial, LLC since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 15, 2023

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since June 2010	Senior Vice President Finance, Episcopal Church Building Fund (national non-profit organization), since January 2022; Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008-2021.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the fourteen series of that trust; and ETF Opportunities Trust for the thirteen series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), 2013 to present.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (54) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 855-979-6060 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 855-979-6060 or on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

At a meeting held on February 23, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) considered and discussed the approval of a new Investment Advisory Agreement (the “Cboe Vest VI Advisory Agreement”) with respect to the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Cboe Vest VI Funds”). The Board discussed the arrangements between Cboe Vest and the Trust with respect to the Cboe VI Funds. The Board reflected on its discussions regarding the proposed Cboe VI Advisory Agreement and the manner in which the Cboe VI Funds were to be managed with representatives of the Cboe Vest VI Funds adviser, Cboe Vest Financial LLC (“Cboe Vest”), during the Meeting. At the Meeting, the Board reviewed, among other things, a memorandum from Trust Counsel that addressed the duties of Trustees regarding the approval of the proposed Cboe VI Advisory Agreement, a letter from Trust Counsel to Cboe Vest and Cboe Vest’s responses to that letter, financial information for Cboe Vest, a copy of Cboe Vest’s Form ADV, and fee comparison analyses for the Cboe VI Funds and comparable mutual funds.

The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Cboe VI Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Cboe Vest; (ii) the investment performance of the Cboe VI Funds and Cboe Vest; (iii) the costs of the services to be provided and profits to be realized by Cboe Vest from the relationship with the Cboe VI Funds; (iv) the extent to which economies of scale would be realized if the Cboe VI Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the practices of Cboe Vest regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the Cboe VI Advisory Agreement, including: (i) information regarding the services and support to be provided by Cboe Vest to the Cboe VI Funds and their shareholders; (ii) the presentation by management of Cboe Vest addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Cboe VI Funds; (iii) information pertaining to the compliance structure of Cboe Vest; (iv) disclosure information contained in the Funds’ registration statement and the Form ADV and/or policies and procedures of Cboe Vest; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Cboe VI Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Cboe Vest, including financial information, a description of personnel and the services to be provided by Cboe Vest to the Cboe VI Funds, information on investments, performance, expenses of the Funds, Cboe Vest’s compliance program, current legal matters, and other general information; and (ii) comparative expense and performance information for other funds with strategies similar to each Cboe VI Fund prepared by an independent third party. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the Cboe VI Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Cboe VI Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Cboe Vest.

In this regard, the Board considered the responsibilities of Cboe Vest under the Cboe VI Advisory Agreement. The Board reviewed the services to be provided by Cboe Vest to the Cboe VI Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; the coordination of services for

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

the Funds among the service providers, and the anticipated efforts of Cboe Vest to promote the Funds and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. After reviewing the foregoing and further information from Cboe Vest, the Board concluded that the quality, extent, and nature of the services to be provided by Cboe Vest was satisfactory and adequate for the Cboe VI Funds.

2.Investment Performance of the Cboe VI Funds and Cboe Vest.

The Board noted that the Cboe VI Funds had not yet commenced operations in the Trust. The Trustees considered that Cboe Vest does not currently manage a strategy similar to that of the Cboe 20% VI Fund but does manage one other actively managed strategy for an investment company client (the “Comparable Fund”) with an investment objective and strategy similar to that of the Cboe 10% VI Fund. The Trustees reviewed the performance of the Comparable Fund and the differences identified by Cboe Vest between the Comparable Fund and the Cboe 10% VI Fund that impacted such performance – notably, that the Comparable Fund invested in ETFs that hold options while the Cboe 10% VI Fund will invest in tranches that hold options directly, which requires a more complex trading and operational structure.

3.The costs of services to be provided and profits to be realized by Cboe Vest from the relationship with the Cboe VI Funds.

In this regard, the Board considered: the financial condition of Cboe Vest and the level of commitment to the Cboe VI Funds by Cboe Vest; the projected profitability of the Cboe VI Funds to Cboe Vest; and the proposed expenses of the Cboe VI Funds, including the nature and frequency of advisory fee payments. The Board compared the proposed fees and expenses of the Cboe VI Funds (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, and the nature of the investment strategy and markets invested in, among other factors. The Board noted that Cboe Vest has contractually agreed to limit each Fund’s annual operating expenses to an annual rate of 0.80% of its average daily net assets until April 30, 2024, excluding certain expenses such as 12b-1 Fees. The Trustees considered that this projected net expense ratio of 0.80% for each Fund was lower than the median net expense ratio of the category and peer group of funds selected by Broadridge from Morningstar’s Options Trading category. The Board also noted that the Fund’s projected gross and net advisory fee payable to Cboe Vest under the Cboe VI Advisory Agreement was higher than the median of its peer group and category but within the range of the advisory fees presented. The Trustees considered the fees and expenses of the Comparable Fund to those of the Cboe 10% VI Fund and the reasons for the differences as represented by Cboe Vest and determined them to be reasonable. The Board determined that the advisory fees were within an acceptable range in light of the services to be rendered by Cboe Vest. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the projected profitability and fees to be paid to Cboe Vest were fair and reasonable.

4.The extent to which economies of scale would be realized as the Cboe VI Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Cboe VI Funds’ fee arrangements with Cboe Vest. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that Cboe Vest had entered into an expense limitation arrangement pursuant to which it has agreed to limit each Cboe VI Fund’s expenses, until April 30, 2024, to an annual rate of 0.80% of average daily net assets, excluding certain expenses such as 12b-1 Fees. The Board considered the Adviser’s representation that this arrangement is effectively better for shareholders of the Cboe VI Funds than breakpoints in that it allows shareholders to immediately benefit without having to have assets grow significantly. The Trustees further considered that, though the Buffer Funds have substantially similar investment strategies and objectives as the Cboe VI Funds and utilize breakpoints in their advisory

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

fees, Cboe Vest represented that it does not believe that breakpoints are currently appropriate for the Cboe VI Funds. The Board noted Cboe Vest’s representations that, based on Cboe Vest’s experience with the existing Buffer strategy funds it advises in the Trust, it is difficult to forecast the Cboe VI Funds’ anticipated expenses in order to establish the appropriate breakpoints. The Board further noted Cboe Vest’s representations that, additionally, as variable insurance trusts funds, the Cboe VI Funds will operate differently than the standard open-end management investment companies (such as the Buffer strategy funds) that typically utilize fee breakpoints, and that it is difficult to estimate the added costs, if any, of operating funds that will be utilized by the separate accounts of variable annuities managed by third party insurance companies that will enter into participation agreements with the Cboe VI Funds. The Board noted that Cboe Vest indicated that it will reconsider the usage of breakpoints after time has passed such that expenses can be effectively modeled if assets managed in the Cboe VI Funds have increased to a point where economies of scale may be achieved. Following further discussion of the Cboe VI Funds’ projected asset levels and expectations for growth, the Board determined that the Cboe VI Funds’ fee arrangements with Cboe Vest were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Cboe Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Fund’s shareholders.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe VI Funds; the basis of decisions to buy or sell securities for the Funds; the method for allocating purchases and sales of portfolio securities; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in Cboe Vest’s Form ADV. The Board considered that Cboe Vest indicated that it did not anticipate any indirect benefits from the Cboe VI Funds. The Trustees also considered that, though Cboe Vest does not have any revenue sharing or other financial arrangements with a broker-dealer related to the distribution, marketing or shareholders servicing of the Cboe VI Funds, it intends to enter into a consulting arrangement, at its expense and from its legitimate profits, to assist in introductions to insurance companies. The Trustees further considered that Cboe Vest may, from time to time, also at its expense and from its legitimate profits, make cash payments to insurance companies with which the Trust has entered into a participation agreement on behalf of the Cboe VI Funds. Following further consideration and discussion, the Board indicated that Cboe Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Cboe Vest from managing the Cboe VI Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Cboe Vest VI Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the new Cboe Vest VI Advisory Agreement.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 26, 2022, and held for the period ended December 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value(1)	Ending Account Value 12/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended 12/31/22(2)
10% Buffer
Class I Actual	$1,000.00	$988.79	1.05%	$3.66
Class I Hypothetical(3)	$1,000.00	$1,019.91	1.05%	$5.35
Class Y Actual	$1,000.00	$989.14	0.80%	$2.79
Class Y Hypothetical(3)	$1,000.00	$1,021.17	0.80%	$4.08

20% Buffer
Class I Actual	$1,000.00	$1,000.18	1.05%	$3.68
Class I Hypothetical(3)	$1,000.00	$1,019.91	1.05%	$5.35
Class Y Actual	$1,000.00	$1,000.53	0.80%	$2.81
Class Y Hypothetical(3)	$1,000.00	$1,021.17	0.80%	$4.08

(1)Beginning account value date for 10% Buffer and 20% Buffer is its date of commencement of operations, August 26, 2022. Beginning account value date for the Hypothetical Example is the six months period beginning July 1, 2022.

(2)Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (128) days for 10% Buffer and 20% Buffer, 184 days for the Hypothetical Example) divided by 365 days in the current year.

(3)5% return before expenses.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Investment Adviser:

Cboe Vest™ Financial, LLC
8350 Broad Street, Suite 240
McLean, Virginia 22102-5150

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $24,000 for 2022 and $0 for 2021.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2022 and $0 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)  NA

(c)  0%

(d)  NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 10, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 10, 2023

* Print the name and title of each signing officer under his or her signature.